PRESIDENT'S MESSAGE

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders for Money Market Trust, which covers the six-month period ended January 31, 1997. First, you will find an investment review on the short-term market from the trust's portfolio manager. Following the investment review are the trust's portfolio of investments and its financial statements.

Over the reporting period, dividends paid to shareholders during the reporting period totaled $0.03 per share. At the end of the period, the trust's net assets reached $481.4 million.

In Money Market Trust, your ready cash is at work pursuing competitive daily income along with the additional advantages of daily liquidity and stability of principal.* At the end of the reporting period, more than 40% of the trust's portfolio was invested in high-quality commercial paper. The remainder was invested in variable-rate obligations, repurchase agreements, corporate notes, and a certificate of deposit.

Thank you for your confidence in the daily earning power of Money Market Trust. We welcome your comments and suggestions.

Sincerely,
[Graphic]
Glen R. Johnson
President
March 15, 1997

* Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will do so. An investment in the trust is neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW

Money Market Trust (the "Trust") invests in money market instruments maturing in twelve months or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to: commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

U.S. economic growth has slowed in a nearly ideal fashion. Labor markets are still tight, but monthly payroll gains have downshifted from 233,000 per month in the first half of 1996 to 171,000 over the second half. Home building has slowed as well. Offsetting this consumer slowdown, however, manufacturing is strengthening. The National Association of Purchasing Managers Index* has decreased to 52.0% for January but industrial production and capacity utilization remain high. So while the economy remains mixed, overall it appears to be advancing at a moderate and sustainable pace.

The lingering concern is that tight labor markets and gently rising wage pressures will prove inflationary. To date, however, price pressures have been evident only in the food and energy sectors. Elsewhere in the economy systematic price pressures are largely absent. The consumer price index has risen at an annualized rate of just 2.9% over the past six months while the producer price index increased by 3.5% for the same period.

Thirty-day commercial paper started the reporting period at 5.39% on August 1, 1996, and declined very modestly to 5.35% on January 31, 1997. This lack of movement reflects the 5.25% Federal Funds target maintained by the Federal Reserve Board (the "Fed") for the entire six-month time period.

The money market yield curve flattened substantially throughout the reporting period. One month commercial paper rates decreased 4 basis points while the six-month rates dropped 22 basis points reflecting the complacent market attitude toward slow growth and low inflation.

The target average maturity range for the Trust remained in the 35-45 day target range for the entire period, reflecting a neutral position regarding Fed policy. In structuring the Trust, there is continued emphasis placed on positioning 30-35% of the Trust's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 1997, the net assets of the Trust decreased from $513.7 to $481.4 million while the 7-day net yield began and ended the reporting period at 5.04%.** The effective average maturity of the Trust on January 31, 1997, was 37 days.

* The National Association of Purchasing Managers Index is a diffusion index that measures the economic activity of the largest manufacturers in the United States.

** Performance quoted represents past performance and is not indicative of future results. Yield will vary.

MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS

JANUARY 31, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                               VALUE
 CERTIFICATE OF DEPOSIT -- 2.7%
                       BANKING -- 2.7%
 $          13,000,000 Mellon Bank N.A., Pittsburgh, 5.500% - 5.620%, 2/21/1997 - 4/9/1997         $   13,000,000
 (A)COMMERCIAL PAPER -- 42.7%
                       BROKERAGE -- 4.7%
            23,000,000 Merrill Lynch & Co., Inc., 5.371% - 5.424%, 2/11/1997 - 4/24/1997               22,868,839
                       FINANCE - COMMERCIAL -- 24.6%
            19,000,000 Asset Securitization Cooperative Corp., 5.359% - 5.453%,
                       2/7/1997 - 3/25/1997                                                            18,947,999
            16,000,000 CIT Group Holdings, Inc., 5.381%, 2/11/1997 - 3/4/1997                          15,951,620
            20,700,000 Corporate Asset Funding Co., Inc. (CAFCO), 5.378% - 5.658%,
                       2/19/1997 - 3/20/1997                                                           20,603,783
            16,500,000 Falcon Asset Securitization Corp., 5.373% - 5.592%,
                       2/19/1997 - 7/17/1997                                                           16,266,153
            23,000,000 General Electric Capital Corp., 5.410% - 5.784%, 3/6/1997 - 6/30/1997           22,670,190
            24,000,000 PREFCO-Preferred Receivables Funding Co., 5.372% - 5.785%,
                       2/13/1997 - 4/29/1997                                                           23,884,600
                        Total                                                                         118,324,345
                       FINANCE - RETAIL -- 4.9%
            24,000,000 New Center Asset Trust, A1+/P1 Series, 5.454% - 5.510%,
                       4/21/1997 - 7/10/1997                                                           23,575,194
                       OIL & OIL FINANCE -- 8.5%
            21,000,000 Chevron Transport Corp., (Guaranteed by Chevron Corp.),
                       5.430% - 5.678%, 3/14/1997 - 6/13/1997                                          20,771,121
            20,000,000 Koch Industries, Inc., 5.583%, 2/3/1997                                         19,993,800
                        Total                                                                          40,764,921
                        TOTAL COMMERCIAL PAPER                                                        205,533,299


MONEY MARKET TRUST

  PRINCIPAL
   AMOUNT                                                                                               VALUE
 CORPORATE NOTES -- 8.4%
                        BROKERAGE -- 3.1%
 $          15,000,000 (b)Goldman Sachs Group, LP, 5.563%, 4/28/1997                               $   15,000,000
                       FINANCE - AUTOMOTIVE -- 2.0%
             4,405,129 Olympic Automobile Receivables Trust 1996-D, 5.430%, 12/15/1997                  4,405,129
             5,351,983 WFS Financial Owner Trust 1996-C, 5.630%, 9/20/1997                              5,351,983
                        Total                                                                           9,757,112
                       FINANCE - EQUIPMENT -- 3.3%
             9,948,600 Capita Equipment Receivables Trust 1996-1, 5.600%, 10/15/1997                    9,948,600
             5,783,278 Case Equipment Loan Trust 1996-B, 5.563%, 9/15/1997                              5,783,279
                        Total                                                                          15,731,879
                        TOTAL CORPORATE NOTES                                                          40,488,991
 (C)VARIABLE RATE OBLIGATIONS -- 30.7%
                       BANKING -- 17.1%
            10,000,000 Bank One, Columbus, N.A., 5.350%, 2/4/1997                                       9,996,055
            10,000,000 Bank One, Milwaukee, WI N.A., 5.270%, 2/4/1997                                   9,995,011
            19,790,000 Beverly Hills Nursing Center, Inc., Medilodge Project Series 1996,
                       (KeyBank, N.A. LOC), 5.51%, 2/6/1997                                            19,790,000
            21,235,000 Kenny, Donald R. and Cheryl A., (Huntington National Bank, Columbus,
                       OH LOC), 5.51%, 2/6/1997                                                        21,235,000
             7,000,000 SMM Trust, Series 1996-I, (Morgan Guaranty Trust Co., New York Swap
                       Agreement), 5.488%, 3/1/1997                                                     7,000,000
             3,000,000 SMM Trust, Series 1996-L, (Morgan Guaranty Trust Co., New York Swap
                       Agreement), 5.472%, 2/18/1997                                                    3,000,000
             5,600,000 Scranton Times, L.P., (PNC Bank, N.A. LOC), 5.447%, 2/10/1997                    5,600,000
             5,990,000 Westminster Village Terre Haute, Inc., (Huntington National Bank,
                       Columbus, OH LOC), 5.46%, 2/6/1997                                               5,990,000
                        Total                                                                          82,606,066
                       ELECTRICAL EQUIPMENT -- 5.2%
             3,700,000 Alabama State IDA, General Electric Project, (Guaranteed by
                       General Electric Co.), 5.43%, 2/5/1997                                           3,700,000


MONEY MARKET TRUST

  PRINCIPAL
   AMOUNT                                                                                               VALUE
 (C)VARIABLE RATE OBLIGATIONS -- CONTINUED
                       ELECTRICAL EQUIPMENT -- CONTINUED
 $           4,032,038 Marta Leasing Ltd., (Guaranteed by General Electric Co.), 5.447%,
                       2/10/1997                                                                   $    4,032,039
            17,422,897 Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 5.422%,
                       2/10/1997                                                                       17,422,897
                        Total                                                                          25,154,936
                       FINANCE - RETAIL -- 4.2%
            20,000,000 Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class A1), 5.655%,
                       2/15/1997                                                                       20,000,000
                       INSURANCE -- 4.2%
            20,000,000 (b)Peoples Security Life Insurance, 6.110%, 3/1/1997                            20,000,000
                        TOTAL VARIABLE RATE OBLIGATIONS                                               147,761,002
 (D)REPURCHASE AGREEMENTS -- 15.8%
            10,000,000 Bear, Stearns and Co., 5.580%, dated 1/31/1997, due 2/3/1997                    10,000,000
            31,900,000 Daiwa Securities America, Inc., 5.580%, dated 1/31/1997, due 2/3/1997           31,900,000
            12,000,000 Fuji Government Securities, Inc., 5.590%, dated 1/31/1997,
                       due 2/3/1997                                                                    12,000,000
            12,000,000 PaineWebber Group, Inc., 5.570%, dated 1/31/1997, due 2/3/1997                  12,000,000
            10,000,000 UBS Securities, Inc., 5.530%, dated 1/31/1997, due 2/3/1997                     10,000,000
                        TOTAL REPURCHASE AGREEMENTS                                                    75,900,000
                        TOTAL INVESTMENTS, AT AMORTIZED COST(E)                                    $  482,683,292


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1997, these securities amounted to $35,000,000 which represents 7.3% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($481,439,563) at January 31, 1997.

The following acronyms are used throughout this portfolio:

IDA -- Industrial Development Authority
LOC -- Letter of Credit
LP -- Limited Partnership

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET TRUST
STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                         $   75,900,000
 Investments in securities                                                       406,783,292
 Total investments in securities, at amortized cost and value                                    $   482,683,292
 Income receivable                                                                                     1,111,391
 Receivable for shares sold                                                                               31,602
   Total assets                                                                                      483,826,285
 LIABILITIES:
 Income distribution payable                                                       2,158,473
 Payable to Bank                                                                     166,563
 Accrued expenses                                                                     61,686
   Total liabilities                                                                                   2,386,722
 NET ASSETS for 481,439,563 shares outstanding                                                   $   481,439,563
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $481,439,563 / 481,439,563 shares outstanding                                                             $1.00


(See Notes which are an integral part of the Financial Statements)

MONEY MARKET TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JANUARY 31, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                         $   14,499,221
 EXPENSES:
 Investment advisory fee                                                           $  1,054,173
 Administrative personnel and services fee                                              199,128
 Custodian fees                                                                          51,439
 Transfer and dividend disbursing agent fees and expenses                                14,278
 Directors'/Trustees' fees                                                                9,264
 Auditing fees                                                                            6,624
 Legal fees                                                                               5,152
 Portfolio accounting fees                                                               50,036
 Shareholder services fee                                                               658,858
 Share registration costs                                                                12,328
 Printing and postage                                                                     4,600
 Insurance premiums                                                                       3,200
 Taxes                                                                                    7,084
 Miscellaneous                                                                            2,885
     Total expenses                                                                   2,079,049
 Waivers --
     Waiver of investment advisory fee                               $   (346,605)
     Waiver of shareholder services fee                                  (527,086)
          Total waivers                                                                (873,691)
                  Net expenses                                                                         1,205,358
                    Net investment income                                                         $   13,293,863


(See Notes which are an integral part of the Financial Statements)

MONEY MARKET TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS
                                                             ENDED
                                                          (UNAUDITED)
                                                          JANUARY 31,                   YEAR ENDED
                                                             1997                     JULY 31, 1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                 $     13,293,863 $                 25,115,141
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                   (13,293,863)                 (25,115,141)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                             1,286,603,360                2,528,203,824
 Net asset value of shares issued to shareholders in
 payment of distributions declared                            1,701,380                    4,299,023
 Cost of shares redeemed                                 (1,320,552,385)              (2,526,087,334)
  Change in net assets resulting from share                 (32,247,645)                   6,415,513
  transactions
    Change in net assets                                    (32,247,645)                   6,415,513
 NET ASSETS:
 Beginning of period                                        513,687,208                  507,271,695
 End of period                                         $    481,439,563 $                513,687,208


(See Notes which are an integral part of the Financial Statements)

MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                 SIX MONTHS
                    ENDED
                 (UNAUDITED)
                 JANUARY 31,                                     YEAR ENDED JULY 31,
                     1997      1996      1995      1994      1993      1992      1991        1990        1989        1988
 NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00      $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net
 investment
 income               0.03      0.05      0.05      0.03      0.03      0.04      0.07        0.08        0.09        0.07
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment
 income              (0.03)    (0.05)    (0.05)    (0.03)    (0.03)    (0.04)    (0.07)      (0.08)      (0.09)      (0.07)
 NET ASSET
 VALUE,
 END OF PERIOD      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00      $ 1.00      $ 1.00
 TOTAL
 RETURN(A)            2.56%     5.31%     5.42%     3.18%     3.00%     4.49%     7.05%       8.43%       8.93%       6.94%
 RATIOS TO
 AVERAGE
 NET ASSETS
 Expenses             0.46%*    0.46%     0.46%     0.46%     0.46%     0.46%     0.46%       0.46%       0.45%       0.45%
 Net
 investment
 income               5.04%*    5.22%     5.32%     3.11%     2.98%     4.40%     6.88%       8.14%       8.58%       6.72%
 Net assets,
 end
 of period
 (000 omitted)    $481,440  $513,687  $507,272  $539,983  $712,577  $943,893  $956,538  $1,189,023  $1,649,683  $1,685,914


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1997 (UNAUDITED)

1. ORGANIZATION

Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.
  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Additional information on each restricted security held at January 31, 1997 is as follows:

  SECURITY                  ACQUISITION DATE   ACQUISITION COST
  Goldman Sachs Group, LP        1/27/97          $15,000,000
  Peoples Security
  Life Insurance                  7/8/96          $20,000,000

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 1997, capital paid-in aggregated $481,439,563. Transactions in shares were as follows:

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                                JANUARY 31,         YEAR ENDED
                                                                                    1997          JULY 31, 1996
 Shares sold                                                                   1,286,603,360      2,528,203,824
 Shares issued to shareholders in payment of distributions declared                1,701,380          4,299,023
 Shares redeemed                                                              (1,320,552,385)    (2,526,087,334)
  Net change resulting from share transactions                                   (32,247,645)         6,415,513


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Trust.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
Glen R. Johnson
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
J. Crilley Kelly
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

MONEY MARKET TRUST

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JANUARY 31, 1997

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 609900105
8030103 (3/97)

[Graphic]